N-2	6 Months Ended
Dec. 31, 2023 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001886878
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	PIMCO Access Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview
PIMCO Access Income Fund’s investment objective is to seek current income as a primary objective and capital appreciation as a secondary objective.
Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:
»	Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges or significant transition contributed to absolute performance, as select securities posted positive returns.
»	Security selection within residential mortgage credit contributed to performance, as select securities posted positive returns.
»	Exposure to corporate credit, notably high yield and bank loans, contributed to absolute performance, as the asset classes posted positive returns.
»	The costs associated with one or more forms of leverage detracted from performance. The costs of leverage generally will reduce returns to the extent they exceed the rate of return on the additional investments purchased with such leverage.
»	Holdings related to emerging market special situation investments detracted from absolute performance, as select securities posted negative returns.
»	Security selection within asset backed securities detracted from performance, as select securities posted negative returns.

Share Price	$ 14.3	[1]
NAV Per Share	$ 14.81	[1]
Latest Premium (Discount) to NAV [Percent]	(3.44%)	[1]
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares] | shares	44,030

[1]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares. Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.